Property, Plant and Equipment	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure
Property, Plant and Equipment
The Company’s major classes of property, plant, and equipment were as follows:

	March 31, 2016	December 31, 2015	Depreciable Lives
	(In millions)
Facilities and equipment	$6,492	$6,480	2 - 40 Years
Land and improvements	171	171
Construction in progress	26	9
Total property, plant and equipment	6,689	6,660
Accumulated depreciation	(855)	(782)
Net property, plant and equipment	$5,834	$5,878

Property, Plant and Equipment
The Company’s major classes of property, plant, and equipment were as follows:

	June 30, 2016	December 31, 2015	Depreciable Lives
	(In millions)
Facilities and equipment	$—	$5,597	2 - 40 Years
Land and improvements	—	151
Construction in progress	—	9
Total property, plant and equipment	—	5,757
Accumulated depreciation	—	—
Net property, plant and equipment	$—	$5,757

Property, Plant and Equipment
The Company’s major classes of property, plant, and equipment were as follows:

	December 31, 2015	December 31, 2014	Depreciable Lives
	(In millions)
Facilities and equipment	$6,480	$6,317	2 - 40 Years
Land and improvements	171	170
Construction in progress	9	9
Total property, plant and equipment	6,660	6,496
Accumulated depreciation	(782)	(487)
Net property, plant and equipment	$5,878	$6,009